Related Party Disclosures - Summary of Annual Remuneration For The Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total remuneration	€ 506	€ 263	€ 130
Dr.Manfred Krischke [member]
Disclosure of transactions between related parties [line items]
Total remuneration	151	80	40
Peter Müller-Brühl [member]
Disclosure of transactions between related parties [line items]
Total remuneration	121	50	20
Dr.Gerd Gruppe [member]
Disclosure of transactions between related parties [line items]
Total remuneration	0	39	30
Steve Geskos [member]
Disclosure of transactions between related parties [line items]
Total remuneration	101	32	0
Wincent Wobbe [member]
Disclosure of transactions between related parties [line items]
Total remuneration	67	19	0
Thomas Hanke [member]
Disclosure of transactions between related parties [line items]
Total remuneration	0	16	11
Dr.Thomas Billeter [member]
Disclosure of transactions between related parties [line items]
Total remuneration	0	15	20
Hans Koenigsmann Member [member]
Disclosure of transactions between related parties [line items]
Total remuneration	66	12	0
Thomas Mayrhofer [member]
Disclosure of transactions between related parties [line items]
Total remuneration	€ 0	€ 0	€ 9